UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT George Putnam Balanced Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$32	0.62%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$337,161,142
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	685
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-STSIA-0826

Putnam VT George Putnam Balanced Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$45	0.87%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$337,161,142
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	685
Portfolio Turnover Rate	65%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT George Putnam
Balanced Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 28
Notes to Financial Statements 32
Changes In and Disagreements with Accountants 45
Results of Meeting(s) of Shareholders 45
Remuneration Paid to Directors, Officers and Others 45
Board Approval of Management and Subadvisory Agreements 45

Putnam Variable Trust
Financial Highlights
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.12 $15.86 $13.75 $11.61 $15.02 $14.13
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.29 0.27 0.20 0.15 0.13
Net realized and unrealized gains (losses) 1.02 1.83 2.04 2.13 (2.39) 1.76
Total from investment operations ........ 1.17 2.12 2.31 2.33 (2.24) 1.89
Less distributions from:
Net investment income .............. (0.28) (0.26) (0.20) (0.19) (0.16) (0.15)
Net realized gains ................. (0.96) (0.60) — — (1.01) (0.85)
Total distributions ................... (1.24) (0.86) (0.20) (0.19) (1.17) (1.00)
Net asset value, end of period .......... $17.05 $17.12 $15.86 $13.75 $11.61 $15.02
Total return
c
....................... 7.70% 14.31% 16.94% 20.26% (15.82)% 14.28%
Ratios to average net assets
d
Expenses ......................... 0.62% 0.63%
e
0.65%
e
0.67%
e
0.68%
e,f
0.64%
e
Net investment income ............... 1.77% 1.83% 1.78% 1.63% 1.25% 0.91%
Supplemental data
Net assets , end of period (000’s) ........ $70,697 $69,348 $67,060 $64,912 $59,556 $77,232
Portfolio turnover rate ................ 65% 107% 95% 47% 69% 97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $16.99 $15.76 $13.66 $11.54 $14.93 $14.05
Income from investment operations
a
:
Net investment income
b
............. 0.13 0.25 0.23 0.17 0.12 0.09
Net realized and unrealized gains (losses) 1.02 1.81 2.04 2.10 (2.38) 1.76
Total from investment operations ........ 1.15 2.06 2.27 2.27 (2.26) 1.85
Less distributions from:
Net investment income .............. (0.24) (0.23) (0.17) (0.15) (0.12) (0.12)
Net realized gains ................. (0.96) (0.60) — — (1.01) (0.85)
Total distributions ................... (1.20) (0.83) (0.17) (0.15) (1.13) (0.97)
Net asset value, end of period .......... $16.94 $16.99 $15.76 $13.66 $11.54 $14.93
Total return
c
....................... 7.61% 13.95% 16.73% 19.90% (15.99)% 14.04%
Ratios to average net assets
d
Expenses ......................... 0.87% 0.88%
e
0.90%
e
0.92%
e
0.93%
e,f
0.89%
e
Net investment income ............... 1.52% 1.57% 1.53% 1.39% 1.00% 0.66%
Supplemental data
Net assets , end of period (000’s) ........ $266,465 $241,191 $202,890 $160,460 $140,892 $175,233
Portfolio turnover rate ................ 65% 107% 95% 47% 69% 97%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Includes one-time proxy cost of 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT George Putnam Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 57.2%
Aerospace & Defense 1.7%
Airbus SE ......................................... France 4,161 $ 925,789
a
Boeing Co. (The) ................................... United States 7,924 1,715,308
a
Honeywell Aerospace, Inc. ............................ United States 4,095 905,212
Northrop Grumman Corp. ............................. United States 1,613 821,517
RTX Corp. ........................................ United States 6,983 1,324,885
5,692,711
Air Freight & Logistics 0.3%
FedEx Corp. ....................................... United States 3,274 1,025,188
Automobiles 0.5%
General Motors Co. .................................. United States 6,482 499,633
a
Tesla, Inc. ......................................... United States 3,260 1,371,156
1,870,789
Banks 1.4%
Bank of America Corp. ............................... United States 24,063 1,371,110
Citigroup, Inc. ...................................... United States 13,441 1,881,202
JPMorgan Chase & Co. ............................... United States 4,207 1,377,077
4,629,389
Beverages 1.1%
Coca-Cola Co. (The) ................................. United States 23,033 1,871,892
Keurig Dr. Pepper, Inc. ............................... United States 37,668 1,232,874
PepsiCo, Inc. ...................................... United States 3,741 506,531
3,611,297
Biotechnology 0.8%
AbbVie, Inc. ....................................... United States 6,259 1,575,015
Gilead Sciences, Inc. ................................ United States 4,225 533,786
a
Vertex Pharmaceuticals, Inc. ........................... United States 928 460,965
2,569,766
Broadline Retail 2.4%
a
Amazon.com, Inc. ................................... United States 33,539 7,993,685
Building Products 0.3%
Trane Technologies plc ............................... United States 2,185 1,073,185
Capital Markets 1.7%
BlackRock, Inc. ..................................... United States 642 617,321
Charles Schwab Corp. (The) ........................... United States 14,119 1,302,760
CME Group, Inc. .................................... United States 2,645 584,095
KKR & Co., Inc. ..................................... United States 3,549 325,727
Morgan Stanley ..................................... United States 3,177 664,120
Nasdaq, Inc. ....................................... United States 7,264 572,548
a
Robinhood Markets, Inc., A ............................ United States 2,410 241,675
State Street Corp. ................................... United States 2,136 362,266
b
TPG, Inc., A ....................................... United States 17,975 728,886
5,399,398
Chemicals 0.5%
Corteva, Inc. ....................................... United States 6,132 519,319
Linde plc .......................................... United States 502 260,508
PPG Industries, Inc. ................................. United States 5,100 618,579
1,398,406

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Commercial Services & Supplies 0.1%
Cintas Corp. ....................................... United States 1,953 $ 332,166
Communications Equipment 1.3%
Cisco Systems, Inc. ................................. United States 37,483 4,402,753
Construction Materials 0.3%
CRH plc .......................................... United States 10,952 1,171,864
Consumer Finance 0.6%
Capital One Financial Corp. ........................... United States 9,774 1,960,860
Consumer Staples Distribution & Retail 0.9%
Costco Wholesale Corp. .............................. United States 1,612 1,507,978
a
US Foods Holding Corp. .............................. United States 3,373 344,889
Walmart, Inc. ...................................... United States 12,802 1,449,955
3,302,822
Electric Utilities 0.9%
American Electric Power Co., Inc. ....................... United States 4,163 569,540
Constellation Energy Corp. ............................ United States 705 175,101
NextEra Energy, Inc. ................................. United States 9,773 857,776
NRG Energy, Inc. ................................... United States 8,021 1,171,547
Xcel Energy, Inc. .................................... United States 6,175 495,852
3,269,816
Electrical Equipment 0.8%
GE Vernova, Inc. .................................... United States 2,202 2,587,042
Electronic Equipment, Instruments & Components 0.4%
a
Coherent Corp. ..................................... United States 3,155 1,244,553
Energy Equipment & Services 0.0%
†
SLB Ltd. .......................................... United States 3,221 149,744
Entertainment 1.2%
a
Liberty Media Corp.-Liberty Formula One Corp., C ........... United States 5,693 541,632
a
Live Nation Entertainment, Inc. ......................... United States 5,416 991,724
a
Netflix, Inc. ........................................ United States 9,993 713,500
a
Spotify Technology SA ................................ United States 1,432 657,474
b
Walt Disney Co. (The) ................................ United States 11,982 1,153,267
4,057,597
Financial Services 2.0%
Apollo Global Management, Inc. ........................ United States 6,037 714,237
a
Berkshire Hathaway, Inc., B ............................ United States 4,151 2,077,119
Mastercard, Inc., A .................................. United States 4,773 2,451,413
Visa, Inc., A ........................................ United States 5,001 1,715,793
6,958,562
Ground Transportation 0.3%
a
Fedex Freight Holding Co., Inc. ......................... United States 2,053 310,003
Union Pacific Corp. .................................. United States 2,082 566,304
876,307
Health Care Equipment & Supplies 0.9%
Abbott Laboratories .................................. United States 3,144 285,287
Becton Dickinson & Co. ............................... United States 2,127 321,879
a
Boston Scientific Corp. ............................... United States 19,958 851,807
a
Dexcom, Inc. ....................................... United States 4,903 330,217
a
Edwards Lifesciences Corp. ........................... United States 2,572 232,663

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
a
Intuitive Surgical, Inc. ................................ United States 1,585 $ 630,323
Stryker Corp. ...................................... United States 915 288,079
2,940,255
Health Care Providers & Services 1.0%
Cardinal Health, Inc. ................................. United States 1,428 339,236
CVS Health Corp. ................................... United States 4,310 445,869
McKesson Corp. .................................... United States 1,306 986,814
UnitedHealth Group, Inc. .............................. United States 3,811 1,583,966
3,355,885
Health Care REITs 0.3%
Welltower, Inc. ..................................... United States 4,627 1,050,190
Hotels, Restaurants & Leisure 1.2%
a
Airbnb, Inc., A ...................................... United States 2,434 348,305
Booking Holdings, Inc. ............................... United States 941 167,724
Hilton Worldwide Holdings, Inc. ......................... United States 1,720 568,391
McDonald's Corp. ................................... United States 3,269 883,643
Royal Caribbean Cruises Ltd. .......................... United States 1,626 516,304
Starbucks Corp. .................................... United States 3,132 320,059
a
Viking Holdings Ltd. ................................. United States 11,195 1,171,781
3,976,207
Household Durables 0.1%
PulteGroup, Inc. .................................... United States 3,028 415,472
Household Products 0.3%
Procter & Gamble Co. (The) ........................... United States 6,343 930,138
Industrial Conglomerates 0.3%
Honeywell International, Inc. ........................... United States 4,095 916,759
Industrial REITs 0.3%
Prologis, Inc. ....................................... United States 6,821 924,041
Insurance 1.4%
Allstate Corp. (The) .................................. United States 6,708 1,596,101
American International Group, Inc. ...................... United States 10,479 781,000
Aon plc, A ......................................... United States 2,217 735,357
a
Arch Capital Group Ltd. ............................... United States 5,472 531,112
Arthur J Gallagher & Co. .............................. United States 1,505 345,503
AXA SA ........................................... France 3,512 175,984
Prudential plc ...................................... Hong Kong 24,841 329,939
Unum Group ....................................... United States 5,522 493,667
4,988,663
Interactive Media & Services 4.2%
Alphabet, Inc., A .................................... United States 29,334 10,483,092
Meta Platforms, Inc., A ............................... United States 6,593 3,713,771
14,196,863
IT Services 0.5%
a
Snowflake, Inc., A ................................... United States 6,517 1,658,576
Life Sciences Tools & Services 0.8%
a
Bio-Rad Laboratories, Inc., A ........................... United States 1,806 530,260
a
IQVIA Holdings, Inc. ................................. United States 1,166 225,295
Thermo Fisher Scientific, Inc. .......................... United States 2,866 1,436,898

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Life Sciences Tools & Services (continued)
a
Waters Corp. ...................................... United States 568 $ 213,023
2,405,476
Machinery 0.5%
Ingersoll Rand, Inc. .................................. United States 7,465 612,055
Otis Worldwide Corp. ................................ United States 12,863 920,991
1,533,046
Metals & Mining 0.3%
Barrick Mining Corp. ................................. Canada 12,617 463,422
Glencore plc ....................................... Australia 77,206 526,423
989,845
Multi-Utilities 0.3%
Ameren Corp. ...................................... United States 6,796 768,220
CenterPoint Energy, Inc. .............................. United States 8,855 389,974
1,158,194
Oil, Gas & Consumable Fuels 2.0%
BP plc ............................................ United States 53,420 329,267
Cenovus Energy, Inc. ................................ Canada 23,938 593,956
ConocoPhillips ..................................... United States 14,940 1,553,162
Devon Energy Corp. ................................. United States 6,533 269,944
Exxon Mobil Corp. ................................... United States 21,800 2,980,496
Shell plc .......................................... United States 12,401 481,841
a
WhiteHawk Minerals Corp., A .......................... United States 9,457 263,094
6,471,760
Passenger Airlines 0.2%
Southwest Airlines Co. ............................... United States 11,712 602,231
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co. .............................. United States 7,015 404,204
Eli Lilly & Co. ...................................... United States 2,479 2,973,387
Johnson & Johnson ................................. United States 7,045 1,789,219
Merck & Co., Inc. ................................... United States 9,100 1,169,350
6,336,160
Real Estate Management & Development 0.1%
a
CBRE Group, Inc., A ................................. United States 1,639 220,757
Semiconductors & Semiconductor Equipment 11.1%
a
Advanced Micro Devices, Inc. .......................... United States 8,266 4,801,802
Analog Devices, Inc. ................................. United States 7,922 3,146,381
a,b
ARM Holdings plc, ADR .............................. United States 2,279 808,065
Broadcom, Inc. ..................................... United States 13,187 4,981,389
Lam Research Corp. ................................. United States 15,703 6,804,581
Marvell Technology, Inc. .............................. United States 7,153 2,130,807
Micron Technology, Inc. ............................... United States 3,300 3,809,157
NVIDIA Corp. ...................................... United States 57,354 11,475,962
37,958,144
Software 4.1%
Microsoft Corp. ..................................... United States 29,128 10,865,327
Oracle Corp. ....................................... United States 14,493 2,123,949
a
Palantir Technologies, Inc., A ........................... United States 10,105 1,178,950
14,168,226

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialized REITs 0.4%
American Tower Corp. ................................ United States 7,724 $ 1,263,415
Specialty Retail 0.8%
Home Depot, Inc. (The) ............................... United States 2,268 799,878
Lowe's Cos., Inc. .................................... United States 2,155 475,156
a
O'Reilly Automotive, Inc. .............................. United States 3,554 327,288
TJX Cos., Inc. (The) ................................. United States 5,704 864,156
a
Ulta Beauty, Inc. .................................... United States 607 273,745
2,740,223
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 45,451 13,151,701
Textiles, Apparel & Luxury Goods 0.3%
a
Amer Sports, Inc. ................................... Finland 5,662 191,602
a
On Holding AG, A ................................... Switzerland 5,869 207,880
Ralph Lauren Corp., A ................................ United States 707 283,797
683,279
Tobacco 0.3%
Philip Morris International, Inc. ......................... United States 5,779 1,045,479
Trading Companies & Distributors 0.3%
United Rentals, Inc. .................................. United States 909 1,029,797
Total Common Stocks (Cost $102,248,834) ...................................
192,688,682
Principal
Amount
*
Corporate Bonds 11.9%
Aerospace & Defense 0.5%
c
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 200,000 203,678
Boeing Co. (The) ,
Senior Bond, 6.125%, 2/15/33 ........................ United States 132,000 140,381
Senior Bond, 3.6%, 5/01/34 .......................... United States 107,000 96,341
Senior Bond, 3.25%, 2/01/35 ......................... United States 26,000 22,554
Senior Bond, 3.5%, 3/01/39 .......................... United States 70,000 57,123
Senior Bond, 6.875%, 3/15/39 ........................ United States 80,000 89,578
Senior Bond, 3.375%, 6/15/46 ........................ United States 38,000 26,695
Senior Bond, 3.9%, 5/01/49 .......................... United States 325,000 244,075
Senior Bond, 6.858%, 5/01/54 ........................ United States 66,000 74,231
Senior Bond, 3.95%, 8/01/59 ......................... United States 55,000 39,324
c
Honeywell Aerospace, Inc. ,
Senior Bond, 144A, 4.95%, 3/16/36 .................... United States 185,000 182,244
Senior Bond, 144A, 5.732%, 3/16/56 ................... United States 45,000 45,030
Senior Bond, 144A, 5.852%, 3/16/66 ................... United States 35,000 35,293
Senior Note, 144A, 4.6%, 3/16/33 ..................... United States 102,000 100,160
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 5,000 4,867
Senior Bond, 5.95%, 2/01/37 ......................... United States 68,000 72,180
Senior Note, 3%, 1/15/29 ........................... United States 117,000 112,705
1,546,459
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 14,000 14,633
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 120,000 124,600
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 67,000 67,940

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
c
Hyundai Capital America, (continued)
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 35,000 $ 34,740
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 32,000 32,536
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 75,000 76,213
350,662
Banks 1.9%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 200,000 179,129
Banco Santander SA , Senior Non-Preferred Note , 1.722% to
9/13/26, FRN thereafter , 9/14/27 ...................... Spain 600,000 596,610
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 38,000 38,758
Senior Bond, 5.511% to 1/23/35, FRN thereafter, 1/24/36 ... United States 5,000 5,108
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 5,000 5,069
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 185,000 185,624
Sub. Bond, 6.11%, 1/29/37 .......................... United States 150,000 157,961
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 502,000 466,650
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 207,321
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 202,855
c
CaixaBank SA ,
Senior Non-Preferred Bond, 144A, 5.402% to 4/21/36, FRN
thereafter, 4/22/37 ................................. Spain 200,000 198,109
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 205,000 204,826
Citibank NA , Senior Note , 4.846% to 6/17/31, FRN thereafter ,
6/18/32 ......................................... United States 250,000 249,876
Citigroup, Inc. ,
d
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 100,000 101,928
d
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 113,000 115,660
d
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 206,000 211,083
Sub. Bond, 4.45%, 9/29/27 .......................... United States 264,000 263,627
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 35,000 36,535
Sub. Bond, 4.75%, 5/18/46 .......................... United States 255,000 217,986
c
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 215,000 221,357
JPMorgan Chase & Co. ,
e
W, Junior Sub. Bond, FRN, 4.913%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 82,000 74,556
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 63,000 64,411
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 162,000 163,848
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 215,000 221,964
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 45,000 45,703
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 30,000 30,291
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 345,000 335,842
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 122,000 125,668
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 213,000 185,468

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Wells Fargo & Co. , Senior Note , 4.844% to 5/19/31, FRN
thereafter , 5/20/32 ................................. United States 240,000 $ 239,240
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 81,000 72,915
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 75,000 55,714
5,481,692
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 55,000 55,157
Biotechnology 0.1%
AbbVie, Inc. ,
Senior Bond, 5.05%, 3/15/34 ......................... United States 39,000 39,433
Senior Bond, 4.75%, 3/15/36 ......................... United States 20,000 19,574
Senior Note, 4.4%, 3/15/33 .......................... United States 65,000 63,622
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 79,000 67,168
Senior Bond, 5.65%, 3/02/53 ......................... United States 46,000 44,802
Senior Bond, 5.75%, 3/02/63 ......................... United States 84,000 81,516
Senior Note, 5.25%, 3/02/30 ......................... United States 92,000 93,755
409,870
Broadline Retail 0.1%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 77,000 75,828
Senior Bond, 5.8%, 3/13/56 .......................... United States 10,000 9,943
Senior Bond, 2.7%, 6/03/60 .......................... United States 164,000 88,987
Senior Bond, 6.05%, 3/13/76 ......................... United States 67,000 66,850
Senior Note, 4.55%, 3/13/33 ......................... United States 50,000 49,205
290,813
Building Products 0.0%
†
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 55,000 54,871
Capital Markets 0.7%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 40,000 40,410
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 73,000 72,106
Goldman Sachs Group, Inc. (The) ,
d
U, Junior Sub. Bond, 3.65% to 8/09/26, FRN thereafter,
Perpetual ....................................... United States 25,000 25,055
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 97,000 96,181
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 45,000 43,952
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 ... United States 45,000 45,172
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 136,000 134,098
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 35,000 34,869
c
Jane Street Group / JSG Finance, Inc. , Senior Secured Note ,
144A, 6.75% , 5/01/33 ............................... United States 140,000 144,048
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 160,000 159,888
c
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 25,000 24,190
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 67,000 69,718
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 106,727
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 65,000 63,589

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 65,000 $ 65,735
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 105,000 105,651
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 142,000 142,795
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 65,000 65,744
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 65,000 63,751
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 95,000 93,849
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 20,000 20,585
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 99,000 102,129
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 235,000 222,394
Nasdaq, Inc. , Senior Bond , 5.55% , 2/15/34 ................
United States 20,000 20,581
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 175,000 163,674
2,126,891
Chemicals 0.0%
†
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 95,000 94,611
Commercial Services & Supplies 0.1%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 210,000 212,852
Waste Connections, Inc. ,
Senior Bond, 5%, 3/01/34 ........................... United States 66,000 66,123
Senior Bond, 4.8%, 7/15/36 .......................... United States 80,000 77,878
356,853
Communications Equipment 0.1%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 27,000 24,364
Senior Bond, 5.4%, 4/15/34 .......................... United States 110,000 111,410
Senior Note, 4.85%, 8/15/30 ......................... United States 31,000 31,123
166,897
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 270,000 246,870
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 84,000 93,582
c
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 130,000 132,965
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 135,000 133,877
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 40,000 39,260
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 35,000 38,396
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 200,000 201,060
c
Gabx Leasing LLC , Senior Note , 144A, 4.625% , 4/15/31 ...... United States 100,000 98,644
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 55,000 55,125
Senior Note, 4.2%, 10/27/28 ......................... United States 40,000 39,575
Senior Note, 5.8%, 1/07/29 .......................... United States 90,000 92,194
Senior Note, 4.9%, 10/06/29 ......................... United States 61,000 61,170
c
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 68,000 67,833
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 90,000 94,095
1,394,646

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail 0.1%
c
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 28,000 $ 24,374
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 232,000 220,437
c
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% ,
1/25/30 ......................................... Canada 131,000 123,489
368,300
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 70,000 69,360
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 140,000 155,232
Senior Bond, 7.95%, 2/15/31 ......................... United States 9,000 10,106
234,698
Diversified Consumer Services 0.1%
Service Corp. International ,
Senior Bond, 3.375%, 8/15/30 ........................ United States 20,000 18,567
Senior Note, 4%, 5/15/31 ........................... United States 165,000 155,854
174,421
Diversified REITs 0.2%
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 99,000 100,564
Senior Note, 4.75%, 2/15/28 ......................... United States 95,000 94,998
c
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 35,000 34,787
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 120,000 119,223
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 100,000 97,178
446,750
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 162,000 136,109
Senior Bond, 5.125%, 4/30/36 ........................ United States 55,000 53,922
Senior Bond, 4.75%, 5/15/46 ......................... United States 12,000 10,096
Senior Bond, 6.2%, 10/30/56 ......................... United States 50,000 49,460
c
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 55,000 55,494
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 270,000 281,009
c
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 160,000 159,559
c
Space Exploration Technologies Corp. , Senior Note , 144A,
5.35% , 7/15/31 ................................... United States 85,000 84,800
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 198,000 207,463
c
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 75,000 73,966
TELUS Corp. , Junior Sub. Bond , 6.625% to 10/14/30, FRN
thereafter , 10/15/55 ................................ Canada 194,000 196,821
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 95,000 95,904
Senior Bond, 5.25%, 4/02/35 ......................... United States 95,000 95,008
Senior Bond, 5.875%, 11/30/55 ....................... United States 40,000 38,834
1,538,445

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 1.3%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 155,000 $ 154,216
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 50,000 49,734
Senior Bond, 5.625%, 3/01/33 ........................ United States 51,000 52,870
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 66,000 65,622
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 48,000 42,996
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......
United States 57,000 58,903
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....
United States 14,000 14,629
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 120,000 121,435
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 65,000 63,553
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 150,000 156,447
Senior Bond, 5.8%, 6/15/54 .......................... United States 106,000 103,390
Senior Note, 4.85%, 1/05/29 ......................... United States 15,000 15,090
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 55,000 54,084
c
Enel Finance International NV , Senior Bond , 144A, 7.5% ,
10/14/32 ........................................ Italy 200,000 224,164
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 75,000 73,766
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 89,000 91,150
Senior Note, 5.15%, 3/15/29 ......................... United States 210,000 212,900
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 25,000 24,824
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 114,000 114,724
Senior Bond, 5.25%, 3/15/34 ......................... United States 89,000 90,422
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 110,000 106,872
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 55,000 54,488
AA, Senior Bond, 6% to 9/30/31, FRN thereafter, 10/01/56 ... United States 60,000 59,988
Senior Note, 5.3%, 3/15/32 .......................... United States 175,000 178,404
c
NRG Energy, Inc. ,
Senior Secured Bond, 144A, 5.407%, 10/15/35 ........... United States 200,000 196,698
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 114,000 110,270
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 5.75% ,
3/15/29 ......................................... United States 55,000 56,564
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 64,000 66,217
Senior Bond, 5.2%, 5/01/36 .......................... United States 10,000 9,717
Senior Bond, 4.95%, 7/01/50 ......................... United States 66,000 55,139
Senior Bond, 6.75%, 1/15/53 ......................... United States 60,000 63,041
Senior Note, 2.1%, 8/01/27 .......................... United States 30,000 29,217
Senior Note, 3.3%, 12/01/27 ......................... United States 130,000 127,596
Senior Note, 5.55%, 5/15/29 ......................... United States 35,000 35,731
Senior Note, 5.05%, 11/15/31 ........................ United States 70,000 69,951
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 99,000 102,595
Senior Note, 5.5%, 3/15/29 .......................... United States 15,000 15,343
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 104,000 104,120
Senior Bond, 4.95%, 3/15/36 ......................... United States 125,000 122,401
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 145,000 141,987

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
c
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 95,000 $ 103,420
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 119,000 122,641
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 45,000 43,794
Senior Note, 144A, 3.7%, 1/30/27 ..................... United States 120,000 119,369
Senior Note, 144A, 4.6%, 10/15/30 .................... United States 65,000 63,983
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 58,000 56,849
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 170,000 173,264
4,174,578
Electrical Equipment 0.1%
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 86,000 91,326
c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% ,
11/15/28 ........................................ United States 278,000 275,428
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 110,000 106,876
Senior Bond, 5.8%, 3/15/56 .......................... United States 25,000 24,623
498,253
Entertainment 0.1%
c
Netflix, Inc. , Senior Bond , 144A, 5.375% , 11/15/29 .......... United States 227,000 233,033
Financial Services 0.0%
†
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 95,000 92,880
c
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 38,000 32,803
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 64,000 66,502
192,185
Food Products 0.3%
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
c
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 25,000 24,912
c
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 25,000 24,958
Senior Note, 3%, 2/02/29 ........................... United States 135,000 129,611
Senior Note, 6.75%, 3/15/34 ......................... United States 12,000 13,101
Senior Note, 5.95%, 4/20/35 ......................... United States 40,000 41,286
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 17,000 14,668
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 20,000 22,351
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 40,000 43,861
Senior Bond, 4.625%, 10/01/39 ....................... United States 40,000 35,755
Senior Bond, 5%, 6/04/42 ........................... United States 135,000 121,021
c
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 65,000 64,623
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 125,000 123,233
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 30,000 29,808
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 10,000 10,012
Senior Note, 144A, 5%, 3/01/32 ...................... United States 15,000 15,110
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 105,000 105,453
Pilgrim's Pride Corp. , Senior Note , 3.5% , 3/01/32 ...........
United States 75,000 68,418
888,181

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation 0.1%
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 60,000 $ 58,803
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 86,000 85,661
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 260,000 259,590
c
SMBC Aviation Capital Finance DAC , Senior Note , 144A, 5.3% ,
4/03/29 ......................................... Ireland 225,000 227,749
631,803
Health Care Equipment & Supplies 0.0%
†
c
Medline Borrower LP , Senior Secured Note , 144A, 3.875% ,
4/01/29 ......................................... United States 145,000 140,888
c
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 75,000 74,600
c
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................... United States 10,000 10,052
Senior Note, 144A, 5.4%, 6/01/33 ..................... United States 20,000 20,060
245,600
Health Care Providers & Services 0.5%
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 115,000 119,444
Senior Bond, 1.875%, 2/28/31 ........................ United States 45,000 39,481
Senior Bond, 4.78%, 3/25/38 ......................... United States 52,000 48,775
HCA, Inc. ,
Senior Bond, 5.6%, 4/01/34 .......................... United States 56,000 57,200
Senior Bond, 6%, 4/01/54 ........................... United States 76,000 75,127
Senior Note, 3.625%, 3/15/32 ........................ United States 33,000 30,730
Senior Note, 4.6%, 11/15/32 ......................... United States 60,000 58,458
c
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 100,000 101,625
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 United States 95,000 94,747
Senior Note, 5.75%, 3/01/28 ......................... United States 130,000 132,242
Senior Note, 5.375%, 4/15/31 ........................ United States 150,000 152,076
Icon Investments Six DAC , Senior Secured Note , 5.849% ,
5/08/29 ......................................... United States 200,000 204,399
UnitedHealth Group, Inc. , Senior Note , 5.3% , 6/15/35 ........
United States 220,000 224,145
1,338,449
Hotels, Restaurants & Leisure 0.3%
c
1011778 BC ULC / New Red Finance, Inc. , Senior Secured Note ,
144A, 6.125% , 6/15/29 .............................. Canada 65,000 66,009
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 25,000 24,906
Senior Note, 4.65%, 3/16/31 ......................... United States 50,000 49,690
c
Carnival Corp. Ltd. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 160,000 159,829
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 164,000 166,101
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 135,000 136,488
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 338,000 331,914
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 200,000 199,396
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 80,000 81,224
Senior Note, 5.375%, 12/15/31 ....................... United States 55,000 55,988

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. , Senior Note , 4.5% , 5/01/33 ........
United States 70,000 $ 67,783
1,339,328
Household Durables 0.0%
†
DR Horton, Inc. , Senior Bond , 5% , 10/15/34 ...............
United States 30,000 29,701
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 64,000 63,709
Senior Bond, 3.8%, 11/01/29 ......................... United States 75,000 72,891
166,301
Independent Power and Renewable Electricity Producers 0.3%
c
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 200,000 208,951
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 57,000 60,552
Senior Bond, 6.5%, 10/01/53 ......................... United States 141,000 151,394
Senior Bond, 5.75%, 3/15/54 ......................... United States 57,000 56,276
Senior Note, 5.6%, 3/01/28 .......................... United States 185,000 187,950
Senior Note, 4.4%, 1/15/31 .......................... United States 50,000 49,170
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 45,000 43,676
A, Senior Note, 4.25%, 10/01/30 ...................... United States 25,000 24,567
782,536
Insurance 0.3%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 60,000 60,461
c
Athene Global Funding ,
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 101,000 100,808
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 80,000 78,773
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 132,000 133,258
Athene Holding Ltd. ,
Senior Bond, 5.875%, 1/15/34 ........................ United States 54,000 54,633
Senior Bond, 6.25%, 4/01/54 ......................... United States 38,000 35,040
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 79,000 69,759
Senior Bond, 2.85%, 10/15/50 ........................ United States 28,000 17,814
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 120,000 119,850
Senior Note, 5.25%, 6/23/32 ......................... United States 43,000 43,062
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 76,000 75,318
c
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 20,000 19,992
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 95,000 97,125
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 95,000 95,350
c
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 165,000 106,185
c
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 400,000 439,132
c
Teachers Insurance & Annuity Association of America , Sub. Bond ,
144A, 6.85% , 12/16/39 .............................. United States 38,000 42,082
1,588,642
Interactive Media & Services 0.0%
†
Meta Platforms, Inc. ,
Senior Bond, 5.25%, 5/15/36 ......................... United States 75,000 74,499

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., (continued)
Senior Bond, 6.3%, 5/15/56 .......................... United States 50,000 $ 49,804
124,303
IT Services 0.1%
c
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 190,000 193,923
Leisure Products 0.0%
†
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 82,000 71,739
Senior Note, 5.85%, 3/18/29 ......................... United States 70,000 71,633
143,372
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 69,000 69,025
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 60,000 59,317
128,342
Machinery 0.0%
†
Oshkosh Corp. ,
Senior Bond, 4.6%, 5/15/28 .......................... United States 99,000 98,898
Senior Bond, 3.1%, 3/01/30 .......................... United States 19,000 17,872
116,770
Media 0.3%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 60,000 58,105
Senior Secured Bond, 3.5%, 6/01/41 ................... United States 55,000 38,530
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 5,000 3,105
Senior Secured Note, 2.25%, 1/15/29 .................. United States 55,000 51,253
Omnicom Group, Inc. , Senior Note , 4.65% , 10/01/28 .........
United States 197,000 196,752
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 290,000 321,569
669,314
Metals & Mining 0.3%
c
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 200,000 198,495
c
Glencore Finance Canada Ltd. , Senior Bond , 144A, 6% , 11/15/41 Australia 5,000 5,156
c
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 244,000 222,472
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 127,000 130,394
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 90,000 90,584
Rio Tinto Finance USA plc , Senior Note , 4.875% , 3/14/30 .....
Australia 150,000 151,454
798,555
Multi-Utilities 0.1%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 38,000 32,211
Dominion Energy, Inc. ,
Junior Sub. Bond, 6.2% to 2/14/36, FRN thereafter, 2/15/56 .. United States 75,000 75,262
Senior Bond, 5.35%, 6/15/36 ......................... United States 125,000 125,206
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 68,910
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 145,000 147,287

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Public Service Enterprise Group, Inc. , Senior Note , 4.9% , 3/15/30
United States 125,000 $ 126,036
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 71,000 68,117
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 60,000 59,289
702,318
Oil, Gas & Consumable Fuels 0.5%
Canadian Natural Resources Ltd. , Senior Bond , 7.2% , 1/15/32 .
Canada 127,000 140,662
Cheniere Energy Partners LP , Senior Bond , 3.25% , 1/31/32 ....
United States 66,000 60,508
c
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 20,000 19,700
c
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 66,000 68,603
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 47,000 48,657
Senior Bond, 5.65%, 10/15/54 ........................ United States 18,000 17,238
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 42,000 41,976
Energy Transfer LP ,
d
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 257,000 259,208
Senior Bond, 6.5%, 2/01/42 .......................... United States 18,000 19,031
Senior Note, 5.25%, 7/01/29 ......................... United States 30,000 30,435
c
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 200,000 196,761
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 131,000 145,166
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 100,000 98,886
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 115,000 115,419
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 55,000 53,749
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 130,000 129,955
Senior Bond, 4.875%, 2/01/31 ........................ United States 58,000 57,800
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 70,000 69,325
c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 6%, 5/01/36 ............... United States 45,000 45,512
Senior Secured Note, 144A, 6.25%, 1/15/30 ............. United States 235,000 240,796
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 166,000 168,728
Senior Note, 4.9%, 8/01/30 .......................... United States 65,000 64,819
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 89,000 90,845
2,183,779
Paper & Forest Products 0.1%
c
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 155,000 154,230
Passenger Airlines 0.0%
†
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 150,000 148,806
Personal Care Products 0.1%
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 35,000 35,197
Senior Note, 4.9%, 3/22/33 .......................... United States 198,000 198,823
234,020

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals 0.3%
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 55,000 $ 53,918
Senior Bond, 5.2%, 5/22/36 .......................... United States 75,000 75,959
Senior Note, 4.45%, 12/04/32 ........................ United States 35,000 34,460
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 75,000 74,564
Senior Bond, 5.7%, 3/18/56 .......................... United States 40,000 40,790
Senior Note, 4.1%, 11/05/30 ......................... United States 240,000 235,849
Senior Note, 4.6%, 3/18/33 .......................... United States 60,000 59,465
Pfizer Investment Enterprises Pte. Ltd. , Senior Bond , 4.75% ,
5/19/33 ......................................... United States 118,000 116,902
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 99,000 99,996
Senior Bond, 5.2%, 9/25/35 .......................... United States 80,000 79,295
Senior Note, 2.2%, 9/02/30 .......................... United States 85,000 76,834
Teva Pharmaceutical Finance Netherlands III BV , Senior Bond ,
4.1% , 10/01/46 ................................... Israel 120,000 92,694
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 75,000 73,253
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 48,000 50,986
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 90,000 88,569
Senior Bond, 2%, 5/15/30 ........................... United States 37,000 33,480
1,287,014
Semiconductors & Semiconductor Equipment 0.5%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........
United States 109,000 110,345
Broadcom, Inc. ,
Senior Bond, 4.15%, 11/15/30 ........................ United States 144,000 141,000
Senior Bond, 4.95%, 1/15/36 ......................... United States 50,000 49,128
Senior Bond, 5.7%, 1/15/56 .......................... United States 10,000 9,929
c
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 68,000 56,999
c
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 6.15%, 1/25/32 ............. United States 200,000 209,924
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 200,000 208,616
Intel Corp. ,
Senior Bond, 4.15%, 8/05/32 ......................... United States 200,000 191,862
Senior Bond, 5.3%, 5/15/36 .......................... United States 53,054 52,813
Senior Bond, 6.125%, 5/15/56 ........................ United States 33,831 33,811
Marvell Technology, Inc. ,
Senior Bond, 5.3%, 4/15/36 .......................... United States 35,000 34,839
Senior Note, 5.75%, 2/15/29 ......................... United States 100,000 102,601
Senior Note, 4.75%, 7/15/30 ......................... United States 5,000 4,990
Senior Note, 5.95%, 9/15/33 ......................... United States 94,000 98,875
NVIDIA Corp. ,
Senior Bond, 5.55%, 6/15/46 ......................... United States 130,000 129,111
Senior Bond, 5.625%, 6/15/56 ........................ United States 90,000 89,399
Senior Note, 4.75%, 6/15/33 ......................... United States 95,000 94,756
Senior Note, 4.95%, 6/15/36 ......................... United States 95,000 94,204
1,713,202
Software 0.3%
Oracle Corp. ,
Senior Bond, 5.7%, 2/04/36 .......................... United States 120,000 116,257
Senior Bond, 3.65%, 3/25/41 ......................... United States 106,000 76,169

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Bond, 6.7%, 2/04/56 .......................... United States 40,000 $ 37,672
Senior Note, 4.45%, 9/26/30 ......................... United States 70,000 67,597
Senior Note, 4.8%, 9/26/32 .......................... United States 90,000 85,672
Salesforce, Inc. , Senior Note , 5.2% , 3/15/33 ...............
United States 145,000 145,296
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 188,000 164,863
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............
United States 235,000 233,765
927,291
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 230,000 228,354
Senior Bond, 2.9%, 1/15/30 .......................... United States 130,000 122,160
Senior Bond, 2.7%, 4/15/31 .......................... United States 122,000 111,049
Senior Note, 4.9%, 3/15/30 .......................... United States 115,000 115,560
Senior Note, 4.7%, 12/15/32 ......................... United States 40,000 39,362
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 66,000 65,368
Senior Bond, 4.75%, 5/15/47 ......................... United States 28,000 23,727
Senior Note, 4.9%, 9/01/29 .......................... United States 20,000 20,080
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 32,000 31,942
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 194,000 184,800
942,402
Specialty Retail 0.1%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 110,000 100,477
Senior Bond, 4.1%, 1/15/52 .......................... United States 90,000 65,690
166,167
Technology Hardware, Storage & Peripherals 0.0%
†
Dell International LLC / EMC Corp. ,
Senior Bond, 5.25%, 2/15/37 ......................... United States 95,000 93,559
Senior Note, 4.75%, 7/15/31 ......................... United States 25,000 24,855
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 64,000 63,638
Senior Note, 4.85%, 10/15/31 ........................ United States 74,000 73,715
255,767
Textiles, Apparel & Luxury Goods 0.0%
†
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 32,000 28,994
Senior Note, 5.1%, 3/11/30 .......................... United States 61,000 61,479
90,473
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 77,000 70,457
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 285,000 279,011
c,f
Imperial Brands Finance plc , Senior Bond , 144A, 5.5% , 7/07/36 United Kingdom 200,000 198,840
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 191,000 193,928
Senior Note, 4.375%, 4/30/30 ........................ United States 95,000 94,069

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco (continued)
Philip Morris International, Inc., (continued)
Senior Note, 4.75%, 11/01/31 ........................ United States 70,000 $ 70,253
Reynolds American, Inc. , Senior Bond , 6.15% , 9/15/43 .......
United Kingdom 150,000 152,712
1,059,270
Trading Companies & Distributors 0.1%
c
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 135,000 136,623
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 135,000 135,464
272,087
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 75,000 73,963
Wireless Telecommunication Services 0.2%
Rogers Communications, Inc. ,
Senior Bond, 8.75%, 5/01/32 ......................... Canada 9,000 10,376
Senior Note, 3.8%, 3/15/32 .......................... Canada 77,000 71,828
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 80,000 82,229
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 155,000 158,683
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................... United States 21,000 20,972
Senior Bond, 4.95%, 11/15/35 ........................ United States 50,000 48,931
Senior Bond, 5%, 2/15/36 ........................... United States 110,000 107,644
Senior Note, 3.875%, 4/15/30 ........................ United States 6,000 5,815
Senior Note, 6.7%, 12/15/33 ......................... United States 50,000 54,654
561,132
Total Corporate Bonds (Cost $40,370,036) ....................................
40,117,425
Foreign Government and Agency Securities 0.1%
c,d
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 200,000 232,307
Total Foreign Government and Agency Securities (Cost $233,327) ..............
232,307
U.S. Government and Agency Securities 15.2%
U.S. Treasury Bonds ,
4.625%, 2/15/40 .................................. United States 2,260,000 2,248,082
3.25%, 5/15/42 ................................... United States 2,610,000 2,149,937
2.75%, 8/15/42 ................................... United States 3,030,000 2,315,583
5%, 5/15/46 ..................................... United States 30,000 30,227
3%, 2/15/49 ..................................... United States 2,080,000 1,517,100
2.875%, 5/15/49 .................................. United States 370,000 262,844
1.875%, 2/15/51 .................................. United States 3,780,000 2,101,961
2.25%, 2/15/52 ................................... United States 460,000 277,087
2.875%, 5/15/52 .................................. United States 1,030,000 712,692
3%, 8/15/52 ..................................... United States 390,000 276,580
3.625%, 2/15/53 .................................. United States 1,350,000 1,079,947
4.75%, 8/15/55 ................................... United States 1,820,000 1,766,182
4.75%, 2/15/56 ................................... United States 1,360,000 1,321,431
U.S. Treasury Notes ,
4.125%, 2/28/27 .................................. United States 570,000 570,421
3.875%, 5/31/27 .................................. United States 890,000 888,243
3.875%, 3/31/28 .................................. United States 9,780,000 9,733,010
1.25%, 9/30/28 ................................... United States 3,360,000 3,151,706

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
3.75%, 12/31/28 .................................. United States 290,000 $ 287,151
2.375%, 3/31/29 .................................. United States 9,780,000 9,330,349
4.125%, 3/31/29 .................................. United States 250,000 249,741
4.125%, 6/15/29 .................................. United States 1,100,000 1,099,012
4.25%, 6/30/29 ................................... United States 1,070,000 1,072,508
4%, 7/31/29 ..................................... United States 3,170,000 3,155,203
4.125%, 5/31/31 .................................. United States 1,120,000 1,116,063
4.375%, 5/15/34 .................................. United States 1,000,000 1,000,488
3.875%, 8/15/34 .................................. United States 2,850,000 2,753,145
4.25%, 11/15/34 .................................. United States 640,000 633,812
Total U.S. Government and Agency Securities (Cost $52,632,397) ...............
51,100,505
Asset-Backed Securities 0.2%
Consumer Finance 0.1%
GM Financial Consumer Automobile Receivables Trust , 2026-2 ,
A3 , 4.15% , 8/18/31 . ................................ United States 164,000 163,101
Toyota Auto Receivables Owner Trust , 2026-B , A3 , 4.13% ,
12/16/30 . ........................................ United States 146,000 145,245
World Omni Auto Receivables Trust , 2026-B , A3 , 4.37% , 6/16/31 .
United States 46,000 45,942
354,288
a a a a a a
Consumer Staples Distribution & Retail 0.0%
†
c
CVS Pass-Through Trust ,
144A, 7.507%, 1/10/32 .............................. United States 70,920 74,115
2013, 144A, 4.704%, 1/10/36 ......................... United States 8,439 7,881
81,996
a a a a a a
Financial Services 0.1%
CarMax Auto Owner Trust ,
2026-2, A2A, 4.11%, 8/15/29 ......................... United States 95,000 94,837
2026-2, A3, 4.22%, 6/16/31 .......................... United States 65,000 64,666
159,503
a a a a a a
Total Asset-Backed Securities (Cost $595,271) ................................
595,787
Commercial Mortgage-Backed Securities 0.2%
Financial Services 0.2%
BANK , 2021-BN34 , A2 , 1.935% , 6/15/63 ..................
United States 290,665 273,790
Benchmark Mortgage Trust , 2019-B12 , A2 , 3.001% , 8/15/52 ...
United States 176,050 172,673
g
Citigroup Commercial Mortgage Trust , 2014-GC21 , C , FRN ,
4.78% , 5/10/47 ................................... United States 20,253 19,946
CSAIL Commercial Mortgage Trust , 2019-C17 , AS , 3.278% ,
9/15/52 ......................................... United States 170,000 154,692
c,h
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 220,229 27
Wells Fargo Commercial Mortgage Trust , 2017-C40 , A4 , 3.581% ,
10/15/50 ........................................ United States 133,000 131,215
c,g,h
WFRBS Commercial Mortgage Trust , 2011-C3 , D , 144A, FRN ,
5.415% , 3/15/44 ................................... United States 20,645 7,587
759,930
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $865,854) .................
759,930

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities 11.3%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.4%
FHLMC Pool, 30 Year, 2.5%, 1/01/52 ..................... United States 812,390 $ 691,978
FHLMC Pool, 30 Year, 5.5%, 9/01/53 - 11/01/53 ............ United States 655,033 662,528
1,354,506
Federal National Mortgage Association (FNMA) Fixed Rate 7.8%
FNMA, 15 Year, 2.5%, 2/01/36 ......................... United States 117,540 110,191
FNMA, 30 Year, 2%, 4/01/52 ........................... United States 848,685 685,482
FNMA, 30 Year, 2%, 10/01/50 .......................... United States 1,801,877 1,455,108
FNMA, 30 Year, 2.5%, 10/01/50 - 4/01/52 ................. United States 2,030,698 1,722,256
FNMA, 30 Year, 3%, 6/01/46 - 8/01/51 .................... United States 1,440,796 1,284,592
FNMA, 30 Year, 3.5%, 11/01/49 - 12/01/49 ................ United States 536,606 493,052
FNMA, 30 Year, 4%, 9/01/52 - 5/01/53 .................... United States 807,126 761,824
FNMA, 30 Year, 4.5%, 2/01/49 ......................... United States 394,104 385,068
FNMA, 30 Year, 5%, 8/01/33 - 10/01/52 ................... United States 761,763 756,051
FNMA, 30 Year, 5.5%, 7/01/33 - 9/01/53 .................. United States 117,848 119,674
FNMA, 30 Year, 6%, 10/01/53 .......................... United States 717,362 742,405
i
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/41 ..... United States 500,000 445,737
i
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/41 - 8/25/41 United States 1,400,000 1,278,613
i
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...... United States 2,670,000 2,131,815
i
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/41 -
8/25/56 ......................................... United States 1,275,000 1,085,420
i
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 - 8/25/56 United States 1,140,000 997,500
i
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..... United States 850,000 770,678
i
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/56 ...... United States 380,000 354,943
i
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/41 -
8/25/56 ......................................... United States 540,000 518,113
i
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/41 - 8/25/56 United States 800,000 794,359
i
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..... United States 1,720,000 1,723,211
i
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...... United States 1,700,000 1,737,586
i
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...... United States 1,700,000 1,732,444
i
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..... United States 2,000,000 2,069,688
i
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..... United States 2,000,000 2,066,625
26,222,435
Government National Mortgage Association (GNMA) Fixed Rate 3.1%
GNMA II, 30 Year, 3.5%, 5/20/52 ........................ United States 871,592 784,806
i
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............... United States 1,100,000 900,749
GNMA II, Single-family, 30 Year, 2.5%, 2/20/53 ............. United States 813,771 698,163
i
GNMA II, Single-family, 30 Year, 2.5%, 8/15/56 ............. United States 230,000 196,300
GNMA II, Single-family, 30 Year, 3%, 7/20/46 - 11/20/46 ....... United States 1,712,163 1,540,738
i
GNMA II, Single-family, 30 Year, 3%, 7/15/56 ............... United States 800,000 713,500
GNMA II, Single-family, 30 Year, 3.5%, 11/20/47 ............ United States 81,574 74,097
i
GNMA II, Single-family, 30 Year, 3.5%, 7/15/56 ............. United States 400,000 361,437
i
GNMA II, Single-family, 30 Year, 4%, 8/15/56 ............... United States 500,000 464,533
GNMA II, Single-family, 30 Year, 4.5%, 3/20/49 ............. United States 346,540 333,373
i
GNMA II, Single-family, 30 Year, 4.5%, 8/15/56 ............. United States 150,000 143,965
i
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............... United States 800,000 787,954
GNMA II, Single-family, 30 Year, 5.5%, 4/20/54 ............. United States 934,400 949,583
i
GNMA II, Single-family, 30 Year, 6%, 7/15/56 - 8/15/56 ....... United States 2,700,000 2,754,783
10,703,981
Total Mortgage-Backed Securities (Cost $39,064,400) ..........................
38,280,922

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds 0.3%
California 0.2%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 120,000 $ 112,260
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 55,000 46,974
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 35,000 29,762
County of Fresno , Revenue , 2004 A , NATL Insured , 4.82%,
8/15/32 ......................................... United States 70,000 52,455
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 110,000 104,485
State of California ,
GO, 4.35%, 11/01/32 ............................... United States 150,000 148,483
GO, 7.5%, 4/01/34 ................................. United States 30,000 34,140
528,559
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 110,000 114,483
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 25,000 25,082
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 100,000 100,384
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 20,000 21,939
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 80,000 78,250
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 60,000 50,572
Pennsylvania 0.1%
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 80,000 80,250
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 125,000 123,420
203,670
Texas 0.0%
†
North Texas Tollway Authority , North Texas Tollway System ,
Revenue, First Tier , 2009 B , 6.718% , 1/01/49 ............. United States 55,000 60,277
Total Municipal Bonds (Cost $1,195,830) .....................................
1,183,216
Total Long Term Investments (Cost $237,205,949) .............................
324,958,774
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Number of
Contracts
Notional
Amount
#
a Value
a a a a aa a a
Options Purchased 0.0%
†
Calls - Over-the-Counter
Equity Options 0.0%
†
Keurig Dr. Pepper, Inc., Counterparty CITI, January Strike Price
$33.00, Expires 1/15/27 ............................. 6,233 204,006 $ 16,408
Total Options Purchased (Cost $5,298) .......................................
16,408
Short Term Investments 5.1%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.1%
j
U.S. Treasury Bills, 3.37%, 7/16/26 ...................... United States 300,000 299,551
Total U.S. Government and Agency Securities (Cost $299,552) ..................
299,551
Shares
Management Investment Companies 4.3%
k,l
Putnam Short Term Investment Fund, Class P, 3.837% ....... United States 14,431,516 14,431,516
Total Management Investment Companies (Cost $14,431,516) ..................
14,431,516
m
Investments from Cash Collateral Received for
Loaned Securities 0.7%
Money Market Funds 0.7%
k,l
Putnam Cash Collateral Pool, LLC, 3.856% ................ United States 2,423,025 2,423,025
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $2,423,025) ..........................................................
2,423,025
Total Short Term Investments (Cost $17,154,093 ) ..............................
17,154,092
a
Total Investments (Cost $254,365,340) 101.5% ................................
$342,129,274
TBA Sale Commitments (2.6)% ..............................................
(8,766,285)
Other Assets, less Liabilities 1.1% ...........................................
3,798,153
Net Assets 100.0% .........................................................
$337,161,142
a a a
Principal
Amount
*
n
TBA Sale Commitments (2.6)%
Mortgage-Backed Securities (2.6)%
Federal National Mortgage Association (FNMA) Fixed Rate (1.6)%
Uniform Mortgage-Backed Securities ,
2%, TBA, 7/25/41 .................................. United States (700,000) (640,774)
2.5%, TBA, 7/25/41 ................................ United States (100,000) (93,875)
3%, TBA, 7/25/56 .................................. United States (570,000) (500,709)
5%, TBA, 7/25/41 .................................. United States (200,000) (201,156)
6%, TBA, 7/25/56 .................................. United States (1,700,000) (1,737,586)
6.5%, TBA, 7/25/56 ................................ United States (2,000,000) (2,069,688)
(5,243,788)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (1.0)%
GNMA II, Single-family, 30 Year ,
3%, 7/15/56 ...................................... United States (800,000) $ (713,500)
3%, 8/15/56 ...................................... United States (800,000) (709,625)
3.5%, 7/15/56 .................................... United States (400,000) (361,437)
3.5%, 8/15/56 .................................... United States (400,000) (359,142)
6%, 7/15/56 ...................................... United States (1,350,000) (1,378,793)
(3,522,497)
Total TBA Sale Commitments (Proceeds $(8,768,110)) .........................
$(8,766,285)
#
Notional amount is the number of contracts multiplied by contract size, and may be multiplied by the underlying price. May include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at June 30, 2026. See Note 1 ( e ).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $12,029,365, representing 3.6% of net assets.
d
Perpetual security with no stated maturity date.
e
The coupon rate shown represents the rate at period end.
f
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
g
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
h
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
i
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
j
The rate shown represents the yield at period end.
k
See Note 3 ( f ) regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day effective yield at period end.
m
See Note 1 ( e ) regarding securities on loan.
n
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( c ).

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT George Putnam Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1(d).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Canadian Dollar .... BOFA Buy 373,100 271,416 7/15/26 $ — $ (8,188)
Canadian Dollar .... BOFA Sell 79,300 57,605 7/15/26 1,658 —
Canadian Dollar .... BZWS Sell 511,200 371,327 7/15/26 10,669 —
Canadian Dollar .... CITI Buy 77,300 56,099 7/15/26 — (1,563)
Canadian Dollar .... CITI Sell 896,400 651,032 7/15/26 18,610 —
Canadian Dollar .... GSCO Buy 128,600 93,413 7/15/26 — (2,684)
Canadian Dollar .... HSBK Buy 168,200 122,187 7/15/26 — (3,520)
Canadian Dollar .... JPHQ Sell 364,300 264,629 7/15/26 7,610 —
Canadian Dollar .... MSCO Buy 466,800 339,166 7/15/26 — (9,833)
Canadian Dollar .... SSBT Buy 213,300 155,215 7/15/26 — (4,728)
Canadian Dollar .... TDOM Buy 341,900 248,307 7/15/26 — (7,092)
Canadian Dollar .... UBSW Sell 701,100 509,268 7/15/26 14,633 —
Canadian Dollar .... WPAC Sell 377,900 274,508 7/15/26 7,894 —
Hong Kong Dollar ... BZWS Buy 2,734,400 350,189 8/12/26 — (990)
Hong Kong Dollar ... GSCO Sell 343,500 44,000 8/12/26 133 —
Hong Kong Dollar ... HSBK Sell 2,399,800 307,363 8/12/26 895 —
British Pound ...... BOFA Buy 176,000 234,607 9/16/26 308 (1,460)
British Pound ...... BZWS Buy 49,200 65,213 9/16/26 48 —
British Pound ...... BZWS Sell 392,300 527,135 9/16/26 6,771 —
British Pound ...... GSCO Sell 433,300 581,740 9/16/26 6,991 —
British Pound ...... HSBK Buy 97,200 130,485 9/16/26 — (1,555)
British Pound ...... JPHQ Sell 155,200 208,355 9/16/26 2,491 —
British Pound ...... MSCO Sell 732,800 983,203 9/16/26 11,183 —
British Pound ...... SSBT Buy 57,100 76,584 9/16/26 — (844)
British Pound ...... UBSW Buy 56,800 76,216 9/16/26 — (874)
British Pound ...... UBSW Sell 582,900 781,113 9/16/26 7,927 —
Danish Krone ...... HSBK Sell 1,489,400 232,229 9/16/26 3,608 —
Euro ............. BOFA Sell 49,600 57,790 9/16/26 933 —
Euro ............. BZWS Buy 21,900 25,513 9/16/26 — (408)
Euro ............. CITI Sell 13,700 15,955 9/16/26 250 —
Euro ............. GSCO Sell 352,400 410,264 9/16/26 6,304 —
Euro ............. HSBK Buy 26,800 31,202 9/16/26 — (481)
Euro ............. MSCO Sell 138,500 161,180 9/16/26 2,416 —
Euro ............. SSBT Sell 23,600 27,460 9/16/26 407 —
Euro ............. TDOM Buy 28,200 32,815 9/16/26 — (489)
Euro ............. UBSW Sell 75,600 87,987 9/16/26 1,326 —
Swedish Krona ..... MSCO Sell 6,288,600 672,774 9/16/26 21,410 —
Swiss Franc ....... MSCO Sell 349,500 444,660 9/16/26 8,390 —
Total Forward Exchange Contracts ................................................... $142,865 $(44,709)
Net unrealized appreciation (depreciation) ............................................ $98,156
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See A bbreviations on page 44 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
George Putnam
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $237,510,799
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 16,854,541
Value - Unaffiliated issuers (Includes securities loaned of $ 2,391,870 ) .................................. $325,274,733
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 16,854,541
Cash .................................................................................... 23,464
Foreign currency, at value (cost $ 8,114 ) .......................................................... 8,116
Receivables:
Investment securities sold ................................................................... 65,203
Receivable for sales of TBA securities (Note 1 c ) .................................................. 8,764,357
Capital shares sold ........................................................................ 23,320,422
Dividends and interest ..................................................................... 1,230,804
Unrealized appreciation on OTC forward exchange contracts .......................................... 142,865
Prepaid expenses .......................................................................... 29,563
Total assets .......................................................................... 375,714,068
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,738,962
Payable for purchases of TBA securities (Note 1 c ) ................................................. 23,996,500
Capital shares redeemed ................................................................... 268,876
Management fees ......................................................................... 127,405
Administrative fees ........................................................................ 1,271
Distribution fees .......................................................................... 50,007
Transfer agent fees ........................................................................ 37,285
Trustees' fees and expenses ................................................................. 48,274
Unrealized depreciation on OTC forward exchange contracts .......................................... 44,709
TBA sale commitments, at value (proceeds $8,768,110) (Note 1c) ....................................... 8,766,285
Payable upon return of securities loaned (Note 1 e ) .................................................. 2,423,025
Accrued expenses and other liabilities ........................................................... 50,327
Total liabilities ......................................................................... 38,552,926
Net assets, at value ................................................................. $337,161,142
Net assets consist of:
Paid-in capital ............................................................................. $231,439,246
Total distributable earnings (losses) ............................................................. 105,721,896
Net assets, at value ................................................................. $337,161,142

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
George Putnam
Balanced Fund
Class IA:
Net assets, at value ....................................................................... $70,696,573
Shares outstanding ........................................................................ 4,146,932
Net asset value and maximum offering price per share
a
............................................. $17.05
Class IB:
Net assets, at value ....................................................................... $266,464,569
Shares outstanding ........................................................................ 15,733,404
Net asset value and maximum offering price per share
a
............................................. $16.94
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
George Putnam
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $6,826)
Unaffiliated issuers ........................................................................ $1,099,094
Non-controlled affiliates (Note 3 f ) ............................................................. 264,373
Interest:
Unaffiliated issuers ........................................................................ 2,305,513
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (6,382)
Non-controlled affiliates (Note 3 f ) ............................................................. 6,772
Total investment income ................................................................... 3,669,370
Expenses:
Management fees (Note 3 a ) ................................................................... 764,300
Administrative fees (Note 3 b ) .................................................................. 2,254
Distribution fees: (Note 3c )
Class IB ................................................................................ 298,344
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 24,315
Class IB ................................................................................ 84,275
Custodian fees ............................................................................ 779
Reports to shareholders fees .................................................................. 13,055
Registration and filing fees .................................................................... 1,156
Professional fees ........................................................................... 50,912
Trustees' fees and expenses (Note 3 e ) ........................................................... 6,238
Other .................................................................................... 5,745
Total expenses ......................................................................... 1,251,373
Net investment income ................................................................ 2,417,997
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 17,735,259
Foreign currency transactions ................................................................ (808)
Forward exchange contracts ................................................................. 35,015
Futures contracts ......................................................................... 8,006
TBA sale commitments ..................................................................... 1,042
Net realized gain (loss) .................................................................. 17,778,514
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 2,467,327
Translation of other assets and liabilities denominated in foreign currencies .............................. (97)
Forward exchange contracts ................................................................. 135,172
TBA sale commitments ..................................................................... 3,169
Net change in unrealized appreciation (depreciation) ............................................ 2,605,571
Net realized and unrealized gain (loss) ............................................................ 20,384,085
Net increase (decrease) in net assets resulting from operations .......................................... $22,802,082

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT George Putnam Balanced Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $2,417,997 $4,782,580
Net realized gain (loss) ................................................. 17,778,514 16,085,787
Net change in unrealized appreciation (depreciation) ........................... 2,605,571 17,991,306
Net increase (decrease) in net assets resulting from operations ................ 22,802,082 38,859,673
Distributions to shareholders:
Class IA ............................................................ (4,877,462) (3,541,962)
Class IB ............................................................ (16,750,896) (11,446,490)
Total distributions to shareholders .......................................... (21,628,358) (14,988,452)
Capital share transactions: (Note 2 )
Class IA ............................................................ 1,067,437 (3,268,142)
Class IB ............................................................ 24,380,872 19,985,653
Total capital share transactions ............................................ 25,448,309 16,717,511
Net increase (decrease) in net assets ................................... 26,622,033 40,588,732
Net assets:
Beginning of period ..................................................... 310,539,109 269,950,377
End of period .......................................................... $337,161,142 $310,539,109

Putnam Variable Trust
Notes to Financial Statements (unaudited)
Putnam VT George Putnam Balanced Fund

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. Putnam VT George
Putnam Balanced Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. At June
30, 2026, 45.8% of the Fund's shares were held through one
insurance company. Investment activities of these insurance
company separate accounts could have a material impact
on the Fund. The Fund offers two classes of shares: Class
IA and Class IB. Each class of shares may differ by its
distribution fees, voting rights on matters affecting a single class and its exchange privilege.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments trade in the OTC
market. The Fund's pricing services use various techniques
including industry standard option pricing models and
proprietary discounted cash flow models to determine the
fair value of those instruments. The Fund's net benefit or
obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination
by the counterparty may result in an immediate payment
by the Fund of any net liability owed to that counterparty
under the ISDA agreement. At June 30, 2026, the Fund had
OTC derivatives in a net liability position by counterparty of
$20,548.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC
derivatives traded under an ISDA master agreement, posting
1. Organization and Significant Accounting Policies
(continued)
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum
transfer amount, which typically ranges from $100,000 to
$250,000, and can vary depending on the counterparty and
the type of agreement. Generally, collateral is determined
at the close of Fund business each day and any additional
collateral required due to changes in derivative values
may be delivered by the Fund or the counterparty the next
business day, or within a few business days. Collateral
pledged and/or received by the Fund, if any, is held in
segregated accounts with the Fund’s custodian/counterparty
broker and can be in the form of cash and/or securities.
Unrestricted cash may be invested according to the Fund's
investment objectives. To the extent that the amounts
due to the Fund from its counterparties are not subject to
collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, an affiliate of Putnam Management. The Fund
may receive income from the investment of cash collateral,
in addition to lending fees paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund‘s Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Putnam Management a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: 80197 –
Shares sold ................................... 68,586 $1,168,194 192,869 $2,964,106
Shares issued in reinvestment of distributions .......... 320,886 4,877,462 243,769 3,541,962
Shares redeemed ............................... (294,171) (4,978,219) (612,136) (9,774,210)
Net increase (decrease) .......................... 95,301 $1,067,437 (175,498) $(3,268,142)
Class IB Shares: (2858123) –
Shares sold ................................... 2,057,883 $34,796,268 2,918,557 $46,163,891
Shares issued in reinvestment of distributions .......... 1,108,597 16,750,896 792,145 11,446,490
Shares redeemed ............................... (1,628,921) (27,166,292) (2,390,137) (37,624,728)
Net increase (decrease) .......................... 1,537,559 $24,380,872 1,320,565 $19,985,653
Subsidiary Affiliation
Putnam Investment Management, LLC (Putnam Management) Investment manager
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.497% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Putnam Management pays a fee to Advisers equal to 35% of the net investment advisory fee payable by the Fund to Putnam Management and with respect to the other advisory and related services, Putnam Management pays a fee to Advisers based on the costs of  Advisers in providing these services to the Fund.
These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Putnam
Management based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Putnam Management, FT Services provides administrative services to the Fund. The fee is paid by Putnam Management based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.680% of the first $5 billion,
0.630% of the next $5 billion,
0.580% of the next $10 billion,
0.530% of the next $10 billion,
0.480% of the next $50 billion,
0.460% of the next $50 billion,
0.450% of the next $100 billion and
0.445% of any excess thereafter.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Putnam Management, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Putnam Management has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT George Putnam Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $11,981,853 $121,998,524 $(119,548,861) $— $— $14,431,516 14,431,516 $264,373
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 3.856% ............. $— $9,995,283 $(7,572,258) $— $— $2,423,025 2,423,025 $6,772
Total Affiliated Securities ... $11,981,853 $131,993,807 $(127,121,119) $— $— $16,854,541 $271,145
3. Transactions with Affiliates
(continued)

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Notes to Financial Statements (unaudited)

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(continued)
contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
5. Income Taxes
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, foreign currency transactions and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$202,392,192 and $233,316,059, respectively.
At June 30, 2026, in connection with securities lending transactions, the Fund loaned equity investments and received
$2,423,025 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statement of Assets and Liabilities. The agreements can be terminated at any time.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Cost of investments .......................................................................... $247,886,659
Unrealized appreciation ........................................................................ $93,090,573
Unrealized depreciation ........................................................................ (7,516,087)
Net unrealized appreciation (depreciation) .......................................................... $85,574,486
3. Transactions with Affiliates
(continued)
g. Waiver and Expense Reimbursements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT George Putnam Balanced Fund
(continued)
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts and options represented
$404,255 and $2,671, respectively. The average month end contract value of forward exchange contracts was $9,202,368.
See Note 1(d) regarding derivative financial instruments.
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT George Putnam Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 142,865 Unrealized depreciation on OTC
forward exchange contracts
$ 44,709
Equity contracts ...........
Investments in securities, at value 16,408
a
Options written, at value —
Total .................... $159,273 $44,709
a
Purchased option contracts are included in investments in securities, at value in the Statement of Assets and Liabilities.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT George Putnam Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $35,015 Forward exchange contracts $135,172
Equity contracts ..............
Investments — Investments 11,110
a
Futures contracts 8,006 Futures contracts —
Total ....................... $43,021 $146,282
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

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Notes to Financial Statements (unaudited)

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Putnam VT George Putnam Balanced Fund
(continued)
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 4,766,922 $ 925,789 $ — $ 5,692,711
Air Freight & Logistics ................... 1,025,188 — — 1,025,188
Automobiles .......................... 1,870,789 — — 1,870,789
Banks ............................... 4,629,389 — — 4,629,389
Beverages ........................... 3,611,297 — — 3,611,297
Biotechnology ......................... 2,569,766 — — 2,569,766
Broadline Retail ....................... 7,993,685 — — 7,993,685
Building Products ...................... 1,073,185 — — 1,073,185
Capital Markets ........................ 5,399,398 — — 5,399,398
Chemicals ........................... 1,398,406 — — 1,398,406
Commercial Services & Supplies ........... 332,166 — — 332,166
Communications Equipment .............. 4,402,753 — — 4,402,753
Construction Materials .................. 1,171,864 — — 1,171,864
Consumer Finance ..................... 1,960,860 — — 1,960,860
Consumer Staples Distribution & Retail ...... 3,302,822 — — 3,302,822
Electric Utilities ........................ 3,269,816 — — 3,269,816
Electrical Equipment .................... 2,587,042 — — 2,587,042
Electronic Equipment, Instruments &
Components ........................ 1,244,553 — — 1,244,553
Energy Equipment & Services ............. 149,744 — — 149,744
Entertainment ......................... 4,057,597 — — 4,057,597
Financial Services ...................... 6,958,562 — — 6,958,562
Ground Transportation .................. 876,307 — — 876,307
Health Care Equipment & Supplies ......... 2,940,255 — — 2,940,255
9. Credit Facility
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam VT George Putnam Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Health Care Providers & Services .......... $ 3,355,885 $ — $ — $ 3,355,885
Health Care REITs ..................... 1,050,190 — — 1,050,190
Hotels, Restaurants & Leisure ............. 3,976,207 — — 3,976,207
Household Durables .................... 415,472 — — 415,472
Household Products .................... 930,138 — — 930,138
Industrial Conglomerates ................ 916,759 — — 916,759
Industrial REITs ....................... 924,041 — — 924,041
Insurance ............................ 4,482,740 505,923 — 4,988,663
Interactive Media & Services .............. 14,196,863 — — 14,196,863
IT Services ........................... 1,658,576 — — 1,658,576
Life Sciences Tools & Services ............ 2,405,476 — — 2,405,476
Machinery ............................ 1,533,046 — — 1,533,046
Metals & Mining ....................... 463,422 526,423 — 989,845
Multi-Utilities .......................... 1,158,194 — — 1,158,194
Oil, Gas & Consumable Fuels ............. 5,660,652 811,108 — 6,471,760
Passenger Airlines ..................... 602,231 — — 602,231
Pharmaceuticals ....................... 6,336,160 — — 6,336,160
Real Estate Management & Development .... 220,757 — — 220,757
Semiconductors & Semiconductor Equipment . 37,958,144 — — 37,958,144
Software ............................. 14,168,226 — — 14,168,226
Specialized REITs ...................... 1,263,415 — — 1,263,415
Specialty Retail ........................ 2,740,223 — — 2,740,223
Technology Hardware, Storage & Peripherals . 13,151,701 — — 13,151,701
Textiles, Apparel & Luxury Goods .......... 683,279 — — 683,279
Tobacco ............................. 1,045,479 — — 1,045,479
Trading Companies & Distributors .......... 1,029,797 — — 1,029,797
Corporate Bonds ........................ — 40,117,425 — 40,117,425
Foreign Government and Agency Securities .... — 232,307 — 232,307
U.S. Government and Agency Securities ....... — 51,100,505 — 51,100,505
Asset-Backed Securities ................... — 595,787 — 595,787
Commercial Mortgage-Backed Securities ...... — 759,930 — 759,930
Mortgage-Backed Securities ................ — 38,280,922 — 38,280,922
Municipal Bonds ......................... — 1,183,216 — 1,183,216
Options Purchased ....................... — 16,408 — 16,408
Short Term Investments ................... 14,431,516 2,722,576 — 17,154,092
Total Investments in Securities ........... $204,350,955 $137,778,319
b
$— $342,129,274
Other Financial Instruments:
Forward Exchange Contracts ............... $— $142,865 $— $142,865
Total Other Financial Instruments ......... $— $142,865 $— $142,865
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 8,766,285 $ — $ 8,766,285
Forward Exchange Contracts ............... — 44,709 — 44,709
Total Other Financial Instruments ......... $— $8,810,994 $— $8,810,994
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $2,769,243, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT George Putnam Balanced Fund
(continued)
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Selected Portfolio
ADR
American Depositary Receipt
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate

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Putnam VT George Putnam Balanced Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Putnam Investment Management, LLC (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the Advisor and Franklin Advisers, Inc. (“Franklin Advisers” and together with FTIML, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, and Franklin Advisers are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in
Rule 0-1(a)(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2028. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross

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basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Mixed-Asset Target Allocation Moderate
Funds) for the one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-
performing funds and the fourth quartile the worst-performing funds):
For the three-year and five-year periods ended December 31, 2025, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2025, there were 265, 254 and 247 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
One-year period Three-year period Five-year period
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38974-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026